Related party transactions - Interest income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related party transactions
Total interest income arising from financial assets	$ 4,017	$ 1,639
Associates
Related party transactions
Total interest income arising from financial assets	1,396	1,404
Castcrown Ltd
Related party transactions
Total interest income arising from financial assets	198	325
MX Capital Ltd
Related party transactions
Total interest income arising from financial assets	$ 1,198	$ 1,079